NOTE 13 ACCOUNTS PAYABLE AND ACCRUED LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2020
NOTE 13 ACCOUNTS PAYABLE AND ACCRUED LIABILITIES
Disclosure of detailed information about accounts payable and accrued liabilities
	December 31, 2020	December 31, 2019
	$	$
Trade payables and accrued liabilities	1,920,840	1,337,253
Payroll liabilities	1,521,885	537,737
	3,442,725	1,874,990